united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 7/31

Date of reporting period: 1/31/20

Item 1. Reports to Stockholders.

Hanlon Managed Income Fund

Class A	HANAX
Class C	HANCX
Class I	HANIX
Class R	HANRX

Hanlon Tactical Dividend and Momentum Fund

Class A	HTDAX
Class C	HTDCX
Class I	HTDIX
Class R	HTDRX

Semi-Annual Report

January 31, 2020

www.HanlonFunds.com

1-844-828-3212

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by a prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the Funds’ prospectus carefully before investing in the Funds.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.hanlonfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Fellow Shareholders,

Sean Hanlon, CFP®
Chairman, CEO and Co-Chief Investment Officer

The Hanlon Managed Income Fund’s (“the Fund”) investment strategy attempts to achieve our core tactical mission of providing current income, capital preservation, and positive risk-adjusted returns; although there is no guarantee that we will meet these objectives. The Fund is designed to adjust to changes in market conditions, shifting to cash when we identify signs of potential market downturns. Shareholders can use the Managed Income Fund to attempt to generate, although there is no guarantee, potentially higher returns than the traditional “40” portion of aggregate bond exposure of the classic “60/40” balanced portfolio.

Thank you,

Commentary

Note: The following commentary pertains to the Fund’s semiannual reporting period from August 1, 2019 to January 31, 2020. The commentary was drafted prior to the market selloff related to the COVID-19 crisis and therefore does not cover Tactical trades made after January 31, 2020 or impact to the markets or the Fund. Hanlon Investment Management began raising cash within the Fund on February 25, 2020 and the Managed Income Fund holds approximately 98.5% Cash as of March 31, 2020.

US fixed income markets wrapped up one of their best years on record, thanks to a complete reversal in interest rate policy from the US Federal Reserve (“Fed”). A series of three rate cuts, beginning July 31, 2019, has brought the benchmark Fed Funds Rate back down to 1.50-1.75%, the same level where it stood in March 2018. In hindsight, it appears the Fed was a bit overzealous in increasing rates throughout 2018, at a time when the economic data, particularly the measures of inflation, did not support the need for a hawkish stance. The Fed was likely trying to raise the “dry powder” needed to respond to the next economic downturn, but in the end may have just introduced unnecessary volatility to the markets. Regardless, market participants now have a much clearer insight into the Fed’s near-term policy direction, which is to stay the course and hold rates steady.

Following the initial rate cut on July 31st, 2019, the benchmark US 10 Year Treasury Note yield slipped below 2% and has not eclipsed that level since. 10 Year Treasury yields have moved sideways throughout the semiannual period (8/1/19 – 1/31/20), trading in a defined channel between 1.5% and 2.0%. As of January 31st, the yield has slipped to just above 1.5% on an uptick in volatility after the coronavirus outbreak in China, which triggered a flight to safety amidst concerns over slowing global growth.

Corporate bond markets have also benefited from the increased clarity on the Fed interest rate policy. Speculative-grade corporate bonds, also known as High Yield bonds or junk bonds, saw a 50 basis-point decline in spreads over Treasuries after the July 31st rate cut, reaching a low of 3.47% on January 21st. Spreads spiked during the final week of January however, raising concerns that market volatility may trigger a mass exodus from High Yield, which has become somewhat overbought by yield-seeking investors. While the upside from price appreciation in High Yield is limited, the market does appear structurally stable in the near term. Moody’s projects the global High Yield annual default rate to increase slightly from 3.0% in 2019 to 3.3% in 2020, which is below the long-term historical average (from 1983-2019) of 4.1%.

Performance Update

The Hanlon Managed Income Fund invests in a variety of fixed income asset classes, including High Yield and Investment Grade Corporate Bonds, Bank Loans, International Developed Market Bonds, Emerging Market Bonds, Convertible Bonds, Municipal Bonds, REITs, and Preferred Stocks. In

addition, the Fund can also invest in equities, primarily utilizing ETFs focused on high-dividend-paying stocks.

High Yield Bonds represented the largest asset class exposure in the fund during the semiannual period (8/1/19 – 1/31/20), with a 48% allocation at the start of the period. High Yield signals called for a sell in early August, and positions were exited before being re-established later in the month. A second tactical trade scaled down exposure in late September, and fully exited High Yield in early October, before re-entering in mid-October. The fund held these positions until early November, and then again exited in favor of cash until the end of the month. High Yield exposure was maintained throughout December and into 2020, with a brief whipsaw trade in early January. At the end of January, exposure in High Yield was 23%. The impact of these tactical trades was a slight drag on performance, as High Yield enjoyed a persistent uptrend throughout 2019 and a buy-and-hold approach outperformed tactical management. Looking ahead, however, we believe the tactical aspect of the fund, which allows us to raise cash as needed, will be very beneficial to performance as High Yield Bonds become vulnerable to potential pullbacks as we enter the late stages of the current business cycle.

During the semiannual period, 30% of the Fund was allocated to a tactical fixed income rotation strategy, which produced positive results. The Fund holds 3 positions at a time, each at a 10% weighting. The Fund held Emerging Market Bonds, Long Term US Treasuries, and Long Term Investment Grade Corporate Bonds at the start of the reporting period. The strategy ended the period allocated to Long Term Corporate Bonds, Convertible Bonds, and High Yield bonds.

For the semiannual period from 8/1/19 – 1/31/20 the Fund’s Class I shares returned 2.78%. The Fund is benchmarked against 3-month Treasury Bills, which returned 0.92% during the same period. As of January 31st, 2020, the Fund had the following weightings.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

1034-NLD-2/11/2020

Dear Fellow Shareholders,

Sean Hanlon, CFP®
Chairman, CEO and Co-Chief Investment Officer

We launched the Hanlon Tactical Dividend and Momentum Fund (“TDM”, “the Fund”) with the goal of protecting our shareholders from large market drawdowns and providing positive, risk-adjusted returns; although there is no guarantee that we will meet these objectives. The Fund invests in the 11 major equity economic sectors, weighted up to their respective S&P 500 market capitalizations. This approach attempts to closely track the broader equity market during times when the market is steadily advancing. When a given sector displays relative weakness, we will attempt to reduce or eliminate exposure, while remaining in the other sectors. In extreme times, we may exit the markets completely and ride out the volatility in cash or short-term fixed income positions.

Thank you,

Commentary

Note: The following commentary pertains to the Fund’s semiannual reporting period from August 1, 2019 to January 31, 2020. The commentary was drafted prior to the market selloff created by the COVID-19 crisis and therefore does not cover Tactical trades made after January 31, 2020 or impact to the markets and the Fund. Hanlon Investment Management began raising cash within the Fund on February 26, 2020 and the Tactical Dividend and Momentum Fund holds approximately 97% Cash as of March 31, 2020.

US equity markets endured a bit of choppy trading throughout August and September but closed out the fourth quarter of 2019 with a steady upward advance, thanks in large part to the announcement of a “phase one” trade deal with China on October 11th. The S&P 500 hit a new all-time high on optimism that the prolonged bull market will continue as the economy, which has been carried by consumer spending and bolstered by low unemployment and muted inflation, avoids falling into recession in the coming year.

It was no surprise that the growth-oriented Technology sector was the best performer during the semiannual period (8/1/19-1/31/20), with a gain of 19.39%, as measured by the SPDR Technology Select Sector ETF (XLK). Unexpectedly though, the second-best performing sector was the defensive Utilities sector, which gained 16.44% during the same period, as measured by the SPDR Utilities Select Sector ETF (XLU). Utilities benefited from a flight to safety while most other sectors moved sideways in August and September, then were basically flat until the new year. Concerns over the Wuhan, China coronavirus have rekindled investors’ desire for safety however, and Utilities stocks surged to start 2020. Energy was once again the worst performer, after lagging all sectors during the prior semiannual period (2/1/19-7/31/19). The Energy sector continues to be plagued by a disconnect between supply and demand, which has kept oil prices confined to the range between $50-$60 a barrel, with the lower end of the range being frequently retested. A significant escalation in tensions between Iran and the US in early January only briefly pushed prices above $63, further evidence of the weakness plaguing the Energy sector.

At the end of the semiannual period, markets are pausing at all-time highs, as a tug-of-war between bulls and bears plays out. On the bullish side, much uncertainty has been removed from the markets; the Fed has taken a passive stance, earnings data continues to come in strong, economic data has been solid, unemployment is at a 50-year low, and the US-China trade war has grown a bit less contentious. Given that this is an election year, it would not be surprising to see the announcement of further trade deal progress, and possibly even new tax cuts, both of which would propel markets higher. On the other hand, there are some cracks in the economic data, most concerning being the reluctance of businesses to engage in capital spending, and wage growth that has consistently come in lower than what one would expect during this stage in the economic cycle. Overshadowing these concerns is a reminder that unanticipated, “black swan” events can spring up and drastically change the narrative. The coronavirus outbreak has the potential to spiral into a pandemic, with the full extent of damage to the Chinese economy still unknown at this point. A significant downgrade to Chinese GDP growth would have a ripple effect throughout the global economy.

Performance Update

The Hanlon Tactical Dividend and Momentum Fund (“TDM”, “the Fund”) entered August with market-cap-weighted exposure to 10 of the 11 S&P 500 major equity sectors, with the Energy sector being the lone exclusion. A bout of volatility in August quickly triggered sell signals across most sectors, with exposure reduced steadily during the first week of the month. By August 8th the Fund was fully defensive, holding 100% money market positions. Throughout August, the S&P 500 was engaged in a tug-of-war between the trading range of approximately 2,850 to 2,925. This sideways volatility kept the TDM signals in defensive positioning, with no meaningful trend established in either direction.

Ultimately the bulls won out, and the S&P moved decisively higher in the first week of September. The tactical signals were responsive and as of September 9th the Fund was back to approximately 50% invested, holding Consumer Discretionary, Financial, Industrial, Technology, Utility, and Real Estate sectors. By mid-September the Fund was back to near-fully invested, once again in all sectors except for Energy. The Fund rotated out of Healthcare briefly in October in a whipsaw trade that detracted from performance slightly. The Fund also exited Materials for two periods, once in early October through mid-November, and again for most of December. Both these trades had negative results on the Fund’s performance, although the impact was minimal given the Materials sector’s small 2.6% weight in the portfolio. The Fund’s tactical 5% allocation to cash over Energy was additive to performance, as the SPDR Energy Select Sector ETF (XLE) returned -8.48% during the semiannual period.

During the semiannual period from 8/1/19-1/31/20, the class I shares (ticker HTDIX) returned 5.47%. The quick uptick following the volatile sideways movement in the market during August was the main reason the Fund lagged its benchmark, the S&P 500, which returned 9.31% during the same time frame. While 2019 was one of the best years in recent history for a buy-and-hold approach, we anticipate late-cycle volatility will begin to pick up in 2020, and have confidence in our tactical sector rotation strategy, and its ability to defensively raise cash as needed, against this backdrop. As of January 31st, 2020, the Fund had the following weightings.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

1035-NLD-2/11/2020

Hanlon Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2020

The Fund’s performance figures* for each periods ended January 31, 2020, compared to its benchmark:

	Six Months	One Year	Since Inception (a)
Hanlon Managed Income Fund - Class A	2.66%	7.24%	1.64%
Hanlon Managed Income Fund - Class A with load	(3.24)%	1.11%	0.28%
Hanlon Managed Income Fund - Class C	2.26%	6.35%	0.98%
Hanlon Managed Income Fund - Class I	2.78%	7.54%	1.88%
Hanlon Managed Income Fund - Class R	2.61%	7.10%	1.58%
Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index (b)	0.92%	2.13%	1.19%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 28, 2020 are 2.06%, 2.81%, 1.81% and 2.21%, for Class A, Class C, Class I and Class R shares, respectively. Hanlon Investment Management, Inc. (the “Advisor”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 28, 2020 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For investments in Class A shares of $1 million or more, there is a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of January 31, 2020

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	51.6%
Money Market Fund	38.7%
Collateral For Securities Loaned	5.6%
Exchange Traded Funds - Equity	4.5%
REIT	2.7%
Closed Ended Funds - Debt	2.6%
Liabilities In Excess of Other Assets	(5.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2020

The Fund’s performance figures* for each periods ended January 31, 2020, compared to its benchmark:

	Six Months	One Year	Since Inception (a)
Hanlon Tactical Dividend and Momentum Fund - Class A	5.41%	12.01%	3.29%
Hanlon Tactical Dividend and Momentum Fund - Class A with load	(0.62)%	5.60%	1.90%
Hanlon Tactical Dividend and Momentum Fund - Class C	4.94%	11.17%	2.54%
Hanlon Tactical Dividend and Momentum Fund - Class I	5.47%	12.26%	3.49%
Hanlon Tactical Dividend and Momentum Fund - Class R	5.25%	11.83%	3.03%
S&P 500 Total Return Index (b)	9.31%	21.68%	14.55%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 28, 2020 are 1.78%, 2.53%, 1.53% and 1.93% for Class A, Class C, Class I and Class R shares, respectively. The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 28, 2020 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to the Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For investments in Class A shares of $1 million or more, there is a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of January 31, 2020

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Equity	95.0%
Money Market Fund	5.2%
Collateral For Securities Loaned	0.5%
Liabilities in Excess of Other Assets	(0.7)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Hanlon Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Fair Value
	CLOSED ENDED FUNDS - 2.6%
	DEBT FUNDS - 2.6%
75,025	Eagle Point Credit Co., Inc. ^	$1,123,124
50,639	Highland Income Fund	637,039
134,697	Nuveen Floating Rate Income Fund ^	1,373,909
	TOTAL DEBT FUNDS (Cost - $3,271,211)	3,134,072

	EXCHANGE TRADED FUNDS - 56.1%
	DEBT FUNDS - 51.6%
176,894	iShares 0-5 Year High Yield Corporate Bond ETF ^	8,204,344
131,031	iShares iBoxx High Yield Corporate Bond ETF ^	11,469,143
220,854	SPDR Bloomberg Barclays Convertible Securities ETF	12,641,683
307,049	SPDR Bloomberg Barclays Short Term High Yield Bond ETF ^	8,247,336
41,115	SPDR DoubleLine Emerging Markets Fixed Income ETF ^	2,139,892
46,721	Vanguard Global ex-U.S. Real Estate ETF	2,686,925
112,886	Vanguard Long-Term Corporate Bond ETF ^	11,881,252
47,568	Vanguard Real Estate ETF	4,468,062
	TOTAL DEBT FUNDS (Cost - $59,424,544)	61,738,637

	EQUITY FUNDS - 4.5%
119,069	Global X Nasdaq 100 Covered Call ETF ^	2,799,312
75,690	Legg Mason Low Volatility High Dividend ETF	2,559,457
	TOTAL EQUITY FUNDS (Cost - $5,301,970)	5,358,769

	TOTAL EXCHANGE TRADED FUNDS (Cost - $64,726,514)	67,097,406

	REIT - 2.7%
68,513	Gaming and Leisure Properties, Inc.	3,237,582
	TOTAL REIT (Cost - $2,265,946)

	SHORT-TERM INVESTMENTS - 44.3%
	COLLATERAL FOR SECURITIES LOANED - 5.6%
1,094,664	Dreyfus Government Cash Management, Investor Class 1.48% + (a)	1,094,664
5,572,400	Milestone Treasury Obligations Fund, Institutional Class 1.36% + (a)(b)	5,572,400
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $6,667,064)	6,667,064

	MONEY MARKET FUND - 38.7%
46,401,576	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 1.44% + (Cost - $46,401,576)	46,401,576

	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,068,640)	53,068,640

	TOTAL INVESTMENTS - 105.7% (Cost - $123,332,311)	$126,537,700
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)%	(6,822,012)
	NET ASSETS - 100.0%	$119,715,688

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $25,896,095.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.

(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2020. Total collateral had a value of $6,667,064 at January 31, 2020. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $19,816,513 as of January 31, 2020.

(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 95.0%
	EQUITY FUNDS - 95.0%
234,055	Communication Services Select Sector SPDR Fund ^	$12,617,905
94,306	Consumer Discretionary Select Sector SPDR Fund ^	11,818,428
138,652	Consumer Staples Select Sector SPDR Fund ^	8,760,033
506,930	Financial Select Sector SPDR Fund ^	15,187,623
169,013	Health Care Select Sector SPDR Fund ^	16,755,949
134,484	Industrial Select Sector SPDR Fund	10,907,997
52,392	Materials Select Sector SPDR Fund	3,019,351
91,860	Real Estate Select Sector SPDR Fund ^	3,603,668
306,222	Technology Select Sector SPDR Fund ^	29,192,143
62,230	Utilities Select Sector SPDR Fund ^	4,292,625
	TOTAL EXCHANGE TRADED FUNDS (Cost - $107,690,868)	116,155,722

	SHORT-TERM INVESTMENTS - 5.7%
	COLLATERAL FOR SECURITIES LOANED - 0.5%
144,083	Dreyfus Government Cash Management, Investor Class 1.48% + (a)	144,083
500,000	Milestone Treasury Obligations Fund, Institutional Class 1.36% + (a)(b)	500,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $644,083)	644,083

	MONEY MARKET FUND - 5.2%
6,296,919	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 1.44% + (Cost - $6,296,919)	6,296,919

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,941,002)	6,941,002

	TOTAL INVESTMENTS - 100.7% (Cost - $114,631,870)	$123,096,724
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(885,540)
	NET ASSETS - 100.0%	$122,211,184

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $47,614,657.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2020.

(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2020. Total collateral had a value of $644,083 at January 31, 2020. Additional collateral received from the borrower not disclosed in the Portfolio of Investments had a value of $48,802,306 as of January 31, 2020.

(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2020

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
ASSETS
Investment securities:
Investments at cost	$123,332,311	$114,631,870
Investments at value	$126,537,700	$123,096,724
Receivable for fund shares sold	42,587	22,170
Dividends and interest receivable	34,362	4,971
Securities lending income receivable	12,292	5,484
Prepaid expenses and other assets	28,451	26,682
TOTAL ASSETS	126,655,392	123,156,031

LIABILITIES
Due to custodian - overdraft	64	151
Securities lending collateral	6,667,064	644,083
Investment advisory fees payable	99,424	105,076
Payable to related parties	37,045	23,408
Payable for Fund shares repurchased	32,683	68,263
Distribution (12b-1) fees payable	6,258	11,098
Accrued expenses and other liabilities	97,166	92,768
TOTAL LIABILITIES	6,939,704	944,847
NET ASSETS	$119,715,688	$122,211,184

COMPOSITION OF NET ASSETS:
Paid in capital	$142,447,136	$117,368,360
Accumulated gains (losses)	(22,731,448)	4,842,824
NET ASSETS	$119,715,688	$122,211,184

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$8,294,596	$11,295,116
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	895,843	990,112
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.26	$11.41
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$9.82	$12.11

Class C Shares:
Net Assets	$1,596,443	$1,527,222
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	173,832	138,188
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.18	$11.05

Class I Shares:
Net Assets	$100,651,675	$87,898,354
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,928,061	7,811,745
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.21	$11.25

Class R Shares:
Net Assets	$9,172,974	$21,490,492
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	994,146	1,913,005
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.23	$11.23

(a)	For investments in Class A shares of $1 million or more, there is a deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase.

(b)	Class C shares sold within one year of purchases are subject to a contingent deferred sales charge of 1.00% of the original purchase price.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2020

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
INVESTMENT INCOME
Dividends	$2,992,253	$1,138,612
Interest	269,165	292,507
Securities lending income (net)	76,338	23,871
TOTAL INVESTMENT INCOME	3,337,756	1,454,990

EXPENSES
Investment advisory fees	638,574	621,067
Distribution (12b-1) fees:
Class A	11,663	14,269
Class C	8,100	7,477
Class R	19,355	43,727
Third party administrative service fees	62,500	57,815
Transfer agent fees	57,815	27,650
Administration fees	53,599	52,199
Registration fees	25,191	25,191
Accounting services fees	24,738	24,563
Legal fees	15,091	14,084
Custodian fees	12,761	17,362
Printing and postage expenses	9,055	8,042
Insurance expense	9,041	8,663
Audit fees	8,794	8,794
Compliance officer fees	8,546	8,042
Trustees’ fees and expenses	6,785	6,785
Other expenses	2,513	2,513
TOTAL EXPENSES	974,121	948,243

Less: Fees waived by the Advisor	(9,470)	—
NET EXPENSES	964,651	948,243

NET INVESTMENT INCOME	2,373,105	506,747

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	829,574	1,254,571
Net change in unrealized appreciation on investments	242,612	4,581,651
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,072,186	5,836,222

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,445,291	$6,342,969

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
FROM OPERATIONS
Net investment income	$2,373,105	$5,403,793
Net realized gain (loss) from security transactions	829,574	(7,087,644)
Net change in unrealized appreciation on investments	242,612	2,570,432
Net increase in net assets resulting from operations	3,445,291	886,581

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(9,898)
Class C	—	(1,710)
Class I	—	(109,577)
Class R	—	(9,898)
Total distributions paid
Class A	(172,227)	(387,940)
Class C	(24,753)	(66,778)
Class I	(2,091,009)	(4,693,521)
Class R	(172,394)	(379,455)
Net decrease in net assets resulting from distributions to shareholders	(2,460,383)	(5,658,777)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	373,396	2,034,840
Class C	157,269	155,730
Class I	3,800,689	9,943,700
Class R	603,371	1,213,566
Net asset value of shares issued in reinvestment of distributions:
Class A	149,735	336,757
Class C	17,324	49,823
Class I	119,022	242,277
Class R	172,395	389,353
Payments for shares redeemed:
Class A	(2,505,767)	(4,910,936)
Class C	(335,212)	(1,454,719)
Class I	(15,821,418)	(51,037,839)
Class R	(1,843,166)	(3,469,820)
Net decrease in net assets resulting from shares of beneficial interest	(15,112,362)	(46,507,268)

TOTAL DECREASE IN NET ASSETS	(14,127,454)	(51,279,464)

NET ASSETS
Beginning of Period	133,843,142	185,122,606
End of Period	$119,715,688	$133,843,142

SHARE ACTIVITY
Class A:
Shares Sold	40,526	223,904
Shares Reinvested	16,291	37,317
Shares Redeemed	(271,859)	(537,385)
Net decrease in shares of beneficial interest outstanding	(215,042)	(276,164)

Class C:
Shares Sold	17,105	16,884
Shares Reinvested	1,899	5,587
Shares Redeemed	(36,686)	(163,005)
Net decrease in shares of beneficial interest outstanding	(17,682)	(140,534)

Class I:
Shares Sold	414,369	1,097,375
Shares Reinvested	13,022	26,939
Shares Redeemed	(1,728,174)	(5,593,773)
Net decrease in shares of beneficial interest outstanding	(1,300,783)	(4,469,459)

Class R:
Shares Sold	65,731	132,435
Shares Reinvested	18,819	43,346
Shares Redeemed	(201,307)	(382,428)
Net decrease in shares of beneficial interest outstanding	(116,757)	(206,647)

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2020	Year Ended
	(Unaudited)	July 31, 2019
FROM OPERATIONS
Net investment income	$506,747	$387,326
Net realized gain from security transactions	1,254,571	10,406,209
Net change in unrealized appreciation (depreciation) on investments	4,581,651	(14,672,482)
Net increase (decrease) in net assets resulting from operations	6,342,969	(3,878,947)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(1,701)
Class I	—	(14,196)
Total distributions paid
Class A	(47,845)	(2,201)
Class I	(613,020)	(330,705)
Class R	(61,102)	—
Net decrease in net assets resulting from distributions to shareholders	(721,967)	(348,803)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	993,780	1,947,498
Class C	100,360	127,444
Class I	3,198,064	9,548,550
Class R	627,005	2,688,517
Net asset value of shares issued in reinvestment of distributions:
Class A	46,072	3,683
Class I	26,606	13,568
Class R	61,102	—
Payments for shares redeemed:
Class A	(2,300,254)	(3,460,974)
Class C	(172,288)	(664,012)
Class I	(12,319,218)	(23,654,274)
Class R	(3,213,337)	(6,069,001)
Net decrease in net assets resulting from shares of beneficial interest	(12,952,108)	(19,519,001)

TOTAL DECREASE IN NET ASSETS	(7,331,106)	(23,746,751)

NET ASSETS
Beginning of Period	129,542,290	153,289,041
End of Period	$122,211,184	$129,542,290

SHARE ACTIVITY
Class A:
Shares Sold	90,237	183,665
Shares Reinvested	4,056	372
Shares Redeemed	(211,178)	(321,148)
Net decrease in shares of beneficial interest outstanding	(116,885)	(137,111)

Class C:
Shares Sold	9,180	12,295
Shares Redeemed	(16,162)	(63,948)
Net decrease in shares of beneficial interest outstanding	(6,982)	(51,653)

Class I:
Shares Sold	290,045	884,200
Shares Reinvested	2,376	1,389
Shares Redeemed	(1,137,149)	(2,226,744)
Net decrease in shares of beneficial interest outstanding	(844,728)	(1,341,155)

Class R:
Shares Sold	58,102	251,456
Shares Reinvested	5,460	—
Shares Redeemed	(299,594)	(573,211)
Net decrease in shares of beneficial interest outstanding	(236,032)	(321,755)

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	January 31, 2020		July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2019	2018		2,017		2016 (1)
Net asset value, beginning of period	$9.19		$9.42	$9.81		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.17		0.31	0.32		0.35		0.22
Net realized and unrealized gain (loss) on investments	0.07		(0.22)	(0.40)		(0.21)		0.07
Total from investment operations	0.24		0.09	(0.08)		0.14		0.29
Less distributions from:
Net investment income	(0.17)		(0.31)	(0.31)		(0.36)		(0.14)
Net realized gains	—		—	—		(0.12)		—
Return of capital	—		(0.01)	(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.17)		(0.32)	(0.31)		(0.48)		(0.14)
Net asset value, end of period	$9.26		$9.19	$9.42		$9.81		$10.15
Total return (4)	2.66	% (5)	1.12%	(0.79)%		1.28%		2.97	% (5)
Net assets, at end of period (000’s)	$8,295		$10,204	$13,072		$30,566		$56,249
Ratio of gross expenses to average net assets (6)	1.72	% (7)	1.68%	1.67%		1.50%		1.40	% (7)
Ratio of expenses to average net assets (6)	1.70	% (7)	1.68%	1.67%		1.50%		1.40	% (7)
Ratio of net investment income to average net assets (8)	3.57	% (7)	3.35%	3.30%		3.47%		2.54	% (7)
Portfolio Turnover Rate	304	% (5)	484%	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	January 31, 2020		July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2019	2018		2017		2016 (1)
Net asset value, beginning of period	$9.12		$9.36	$9.74		$10.09		$10.00
Activity from investment operations:
Net investment income (2)	0.12		0.25	0.23		0.26		0.22
Net realized and unrealized gain (loss) on investments	0.08		(0.24)	(0.37)		(0.20)		0.04
Total from investment operations	0.20		0.01	(0.14)		0.06		0.26
Less distributions from:
Net investment income	(0.14)		(0.24)	(0.24)		(0.29)		(0.17)
Net realized gains	—		—	—		(0.12)		—
Return of capital	—		(0.01)	(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.14)		(0.25)	(0.24)		(0.41)		(0.17)
Net asset value, end of period	$9.18		$9.12	$9.36		$9.74		$10.09
Total return (4)	2.26	% (5)	0.23%	(1.40)%		0.55%		2.73	% (5)
Net assets, at end of period (000’s)	$1,596		$1,746	$3,107		$2,907		$2,315
Ratio of gross expenses to average net assets (6)	2.47	% (7)	2.43%	2.42%		2.25%		2.22	% (7)
Ratio of expenses to average net assets (6)	2.45	% (7)	2.43%	2.42%		2.25%		2.22	% (7)
Ratio of net investment income to average net assets (8)	2.75	% (7)	2.79%	2.38%		2.58%		2.52	% (7)
Portfolio Turnover Rate	304	% (5)	484%	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	January 31, 2020		July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2019	2018		2017		2016 (1)
Net asset value, beginning of period	$9.14		$9.38	$9.76		$10.10		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.17		0.33	0.34		0.37		(0.05	) (3)
Net realized and unrealized gain (loss) on investments	0.08		(0.22)	(0.38)		(0.22)		0.35
Total from investment operations	0.25		0.11	(0.04)		0.15		0.30
Less distributions from:
Net investment income	(0.18)		(0.34)	(0.34)		(0.37)		(0.20)
Net realized gains	—		—	—		(0.12)		—
Return of capital	—		(0.01)	(0.00	) (4)	(0.00	) (4)	—
Total distributions	(0.18)		(0.35)	(0.34)		(0.49)		(0.20)
Net asset value, end of period	$9.21		$9.14	$9.38		$9.76		$10.10
Total return (5)	2.78	% (6)	1.27%	(0.43)%		1.61%		3.05	% (6)
Net assets, at end of period (000’s)	$100,652		$111,722	$156,565		$340,624		$500,760
Ratio of gross expenses to average net assets (7)	1.47	% (8)	1.43%	1.42%		1.25%		1.36	% (8)
Ratio of expenses to average net assets (7)	1.45	% (8)	1.43%	1.42%		1.25%		1.36	% (8)
Ratio of net investment income (loss) to average net assets (9)	3.78	% (8)	3.64%	3.52%		3.72%		(0.48	)% (3,8)
Portfolio Turnover Rate	304	% (6)	484%	157%		933%		599	% (6)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	January 31, 2020		July 31,	July 31,		July 31,		July 31,
	(Unaudited)		2019	2018		2017		2016 (1)
Net asset value, beginning of period	$9.16		$9.40	$9.78		$10.12		$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.29	0.29		0.33		0.25
Net realized and unrealized gain (loss) on investments	0.09		(0.22)	(0.37)		(0.21)		0.06
Total from investment operations	0.24		0.07	(0.08)		0.12		0.31
Less distributions from:
Net investment income	(0.17)		(0.30)	(0.30)		(0.34)		(0.19)
Net realized gains	—		—	—		(0.12)		—
Return of capital	—		(0.01)	(0.00	) (3)	(0.00	) (3)	—
Total distributions	(0.17)		(0.31)	(0.30)		(0.46)		(0.19)
Net asset value, end of period	$9.23		$9.16	$9.40		$9.78		$10.12
Total return (4)	2.61	% (5)	0.86%	(0.82)%		1.13%		3.20	% (5)
Net assets, at end of period (000’s)	$9,173		$10,171	$12,379		$17,829		$30,376
Ratio of gross expenses to average net assets (6)	1.87	% (7)	1.83%	1.82%		1.65%		1.67	% (7)
Ratio of expenses to average net assets (6)	1.85	% (7)	1.83%	1.82%		1.65%		1.67	% (7)
Ratio of net investment income to average net assets (8)	3.37	% (7)	3.23%	3.03%		3.36%		2.86	% (7)
Portfolio Turnover Rate	304	% (5)	484%	157%		933%		599	% (5)

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	January 31, 2020		July 31,		July 31,		July 31,	July 31,
	(Unaudited)		2019		2018		2017	2016 (1)
Net asset value, beginning of period	$10.87		$11.15		$9.87		$9.58	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.02		0.01		0.05	0.06
Net realized and unrealized gain (loss) on investments	0.55		(0.30)		1.30		0.24	(0.45)
Total from investment operations	0.59		(0.28)		1.31		0.29	(0.39)
Less distributions from:
Net investment income	(0.05)		(0.00	) (3)	(0.03)		—	(0.03)
Return of capital	—		(0.00	) (3)	(0.00	) (3)	—	—
Total distributions	(0.05)		(0.00	) (3)	(0.03)		—	(0.03)
Net asset value, end of period	$11.41		$10.87		$11.15		$9.87	$9.58
Total return (4)	5.41	% (5)	(2.48)%		13.28%		3.03%	(3.92	)% (5)
Net assets, at end of period (000’s)	$11,295		$12,038		$13,867		$20,812	$53,517
Ratio of expenses to average net assets (6)	1.67	% (7)	1.64%		1.62%		1.53%	1.40	% (7)
Ratio of net investment income to average net assets (6,8)	0.67	% (7)	0.14%		0.13%		0.57%	0.75	% (7)
Portfolio Turnover Rate	118	% (5)	226%		48%		384%	579	% (5)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	January 31, 2020		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2019	2018	2017	2016 (1)
Net asset value, beginning of period	$10.53		$10.87	$9.68	$9.53	$10.00
Activity from investment operations:
Net investment loss (2,3)	(0.00	) (4)	(0.07)	(0.06)	(0.03)	(0.00	) (4)
Net realized and unrealized gain (loss) on investments	0.52		(0.27)	1.25	0.24	(0.44)
Total from investment operations	0.52		(0.34)	1.19	0.21	(0.44)
Less distributions from:
Net investment income	—		—	—	(0.06)	(0.03)
Total distributions	—		—	—	(0.06)	(0.03)
Net asset value, end of period	$11.05		$10.53	$10.87	$9.68	$9.53
Total return (5)	4.94	% (6)	(3.13)%	12.29%	2.28%	(4.38	)% (6)
Net assets, at end of period (000’s)	$1,527		$1,529	$2,140	$2,997	$2,778
Ratio of expenses to average net assets (7)	2.42	% (8)	2.39%	2.37%	2.28%	2.23	% (8)
Ratio of net investment loss to average net assets (7,9)	(0.08	)% (8)	(0.64)%	(0.61)%	(0.31)%	(0.08	)% (3,8)
Portfolio Turnover Rate	118	% (6)	226%	48%	384%	579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	January 31, 2020		July 31,		July 31,		July 31,	July 31,
	(Unaudited)		2019		2018		2017	2016 (1)
Net asset value, beginning of period	$10.74		$11.02		$9.77		$9.58	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.05		0.04		0.04		0.07	(0.02	) (3)
Net realized and unrealized gain (loss) on investments	0.54		(0.28)		1.28		0.24	(0.37)
Total from investment operations	0.59		(0.24)		1.32		0.31	(0.39)
Less distributions from:
Net investment income	(0.08)		(0.04)		(0.07)		(0.12)	(0.03)
Return of capital	—		(0.00	) (4)	(0.00	) (4)	—	—
Total distributions	(0.08)		(0.04)		(0.07)		(0.12)	(0.03)
Net asset value, end of period	$11.25		$10.74		$11.02		$9.77	$9.58
Total return (5)	5.47	% (6)	(2.18)%		13.53%		3.28%	(3.88	)% (6)
Net assets, at end of period (000’s)	$87,898		$92,978		$110,151		$137,869	$289,029
Ratio of expenses to average net assets (7)	1.42	% (8)	1.39%		1.37%		1.28%	1.44	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	0.92	% (8)	0.38%		0.39%		0.81%	(0.17	)% (3,8)
Portfolio Turnover Rate	118	% (6)	226%		48%		384%	579	% (6)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Represents less than $0.005 per share.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	January 31, 2020		July 31,		July 31,		July 31,	July 31,
	(Unaudited)		2019		2018		2017	2016 (1)
Net asset value, beginning of period	$10.70		$10.98		$9.73		$9.53	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03		(0.00	) (3)	(0.00	) (3)	0.04	0.05
Net realized and unrealized gain (loss) on investments	0.53		(0.28)		1.27		0.23	(0.49)
Total from investment operations	0.56		(0.28)		1.27		0.27	(0.44)
Less distributions from:
Net investment income	(0.03)		—		(0.02)		(0.07)	(0.03)
Return of capital	—		—		(0.00	) (3)	—	—
Total distributions	(0.03)		—		(0.02)		(0.07)	(0.03)
Net asset value, end of period	$11.23		$10.70		$10.98		$9.73	$9.53
Total return (4)	5.25	% (5)	(2.55)%		13.03%		2.85%	(4.38	)% (5)
Net assets, at end of period (000’s)	$21,490		$22,998		$27,131		$33,952	$85,499
Ratio of expenses to average net assets (6)	1.82	% (7)	1.79%		1.77%		1.68%	1.66	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.52	% (7)	(0.01)%		(0.03)%		0.45%	0.56	% (7)
Portfolio Turnover Rate	118	% (5)	226%		48%		384%	579	% (5)

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.005 per share.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2020

1.	ORGANIZATION

The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund (each a “Fund” and together the “Funds”), are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds commenced operations on September 9, 2015. The investment objective of the Hanlon Managed Income Fund is to provide current income, capital preservation and positive risk-adjusted returns. As of September 9, 2018, the Fund is a diversified fund and must comply with the diversification requirements of Section 5(b)(1) of the 1940 Act. Prior to September 9, 2018, the Fund was non-diversified. The investment objective of the Hanlon Tactical Dividend and Momentum Fund is to provide capital appreciation and current income, and the Fund is diversified.

The Funds each offer Class A, Class C, Class I and Class R shares. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of each Fund are offered at net asset value. Investments of more than $1 million in Class A shares of each Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Class C shares of each Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities, including U.S. government obligation (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market- quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of each Fund’s investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Funds’ assets and liabilities measured at fair value:

Hanlon Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Closed Ended Funds	$3,134,072	$—	$—	$3,134,072
Exchange Traded Funds	67,097,406	—	—	67,097,406
REIT	3,237,582	—	—	3,237,582
Short-Term Investments	53,068,640	—	—	53,068,640
Total	$126,537,700	$—	$—	$126,537,700

Hanlon Tactical Dividend and Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$116,155,722	$—	$—	$116,155,722
Short-Term Investments	6,941,002	—	—	6,941,002
Total	$123,096,724	$—	$—	$123,096,724

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – For the Hanlon Managed Income Fund, dividends from net investment income are declared and distributed monthly, and annually for the Hanlon Tactical Dividend and Momentum Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended 2017 - 2019, or expected to be taken in the Funds’ July 31, 2020 tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and Ohio, and foreign jurisdictions where a Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Investment Risk – The Fund’s investments expose the funds to various risks, certain of which are discussed below. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a full listing of risks associated with each Fund’s investments. These risks include but are not limited to cash positions risk, cybersecurity risk, emerging markets risk, equity risk, fixed income securities risk, focus risk, foreign (non-U.S. ) investment risk, hedging transactions risk, high-yield risk, investment companies and ETFs risk, issuer-specific risk, leveraging risk, LIBOR risk, large capitalization risk, management risk, market events risk, market risk, portfolio turnover risk, real estate securities risk, REIT risk, rules-based strategy risk, sector risk, securities lending risk, short sales risk, technology securities risk and volatility risk.

Equity Risk – Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

●	Dividend-Yielding Companies Risk (Hanlon Tactical Dividend and Momentum Fund). A company that has historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the company’s stock and lower performance of the Fund.

●	Momentum Investing Risk (Hanlon Tactical Dividend and Momentum Fund). An investment in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may experience greater price volatility than other equity securities, which may negatively impact the investment performance of the Fund.

Fixed Income Securities Risk – The Hanlon Managed Income Fund is subject to fixed income securities risk. When the Fund invests directly or indirectly in fixed income securities, the value of an investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities.

Cash Positions Risk – A Fund may hold a significant position in cash, cash equivalent securities or U.S. treasury investments. When a Fund’s investment in cash, cash equivalent securities or U.S. treasury investments increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

High-Yield Risk – The Hanlon Managed Income Fund is subject to high yield risk. Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expense based upon its pro rata share of the other investment company’s or ETF’s operating expense, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. A Fund also will incur brokerage costs when it purchases and sells ETFs.

●	Inverse, Leveraged and Inverse-Leveraged ETFs Risk (Hanlon Managed Income Fund). Inverse ETFs generally use derivatives that are designed to produce returns that move in the opposite direction of the indexes they track, meaning that that when the value of the index rises, the inverse ETF suffers a loss. Leveraged ETFs attempt to provide a multiple of the performance of an

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

index. An ETF that utilizes leverage may be more volatile than an ETF that does not because leverage tends to exaggerate any effect on the value of the portfolio securities. Inverse-leveraged ETFs seek returns that correspond to a multiple of the inverse of the performance of an index. Because inverse, leveraged or inverse-leveraged ETFs typically seek to obtain their objective on a daily basis, holding such ETFs for longer than a day will produce the result of the ETF’s return for each day compounded over the period, which usually will differ from the actual multiple (or inverse) of the return of the ETF’s index for the period, particularly when the index experiences large ups and downs.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund. In certain market conditions, the portfolio of a Fund’s securities on loan may be significant and may magnify the risk of such a loss or delay. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral.

Volatility Risk – A Fund or an underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause a Fund’s or an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended January 31, 2020 amounted to $299,146,153 and $348,763,414, respectively, for the Hanlon Managed Income Fund and $140,004,596 and $154,055,909, respectively, for the Hanlon Tactical Dividend and Momentum Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Hanlon Investment Management, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Funds’ average daily net assets. For the six months ended January 31, 2020 the Advisor earned advisory fees of $638,574 and $621,067 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds (the “Waiver Agreement”), until at least November 28, 2020, to ensure that total annual operating expenses of each Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which a Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.85% of each Funds’ average daily net assets for Class A, Class C, Class I and Class R shares, respectively. This Waiver Agreement may be terminated with respect to a Fund by the Board of Trustees on 60 days’ written notice to the Advisor. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. No reimbursement will be paid to the Advisor in any fiscal quarter unless the Board has determined in advance that a reimbursement is in the best interest of a Fund and its shareholders. For the six months ended January 31, 2020 the Advisor waived fees in the amount of $9,470 and $0 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.40% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the six months ended January 31, 2020, the Hanlon Managed Income Fund incurred distribution fees of $11,663, $8,100 and $19,355

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

for Class A, Class C and Class R shares, respectively. For the six months ended January 31, 2020 the Hanlon Tactical Dividend and Momentum Fund incurred distribution fees of $14,269, $7,477 and $43,727 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended January 31, 2020, the Distributor received $0 and $1,573 in underwriting commissions for sales of Class A and Class C shares, respectively, of the Hanlon Managed Income Fund, of which $0 and $0 was retained by the principal underwriter for Class A and Class C shares, respectively. During the six months ended January 31, 2020, the Distributor received $0 and $1,004 in underwriting commissions for sales of Class A and Class C shares, respectively, of the Hanlon Tactical Dividend and Momentum Fund, of which $0 and $0 for Class A and Class C shares, respectively, was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Hanlon Managed Income Fund	$123,332,311	$3,524,317	$(318,928)	$3,205,389
Hanlon Tactical Dividend and Momentum Fund	$115,122,603	$8,677,454	$(703,333)	$7,974,121

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended July 31, 2019 and July 31, 2018 was as follows:

For the period ended July 31, 2019:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Hanlon Managed Income Fund	$5,527,694	$—	$131,083	$5,658,777
Hanlon Tactical Dividend and Momentum Fund	332,906	—	15,897	348,803

For the period ended July 31, 2018:

	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Hanlon Managed Income Fund	$9,312,170	$—	$167	$9,312,337
Hanlon Tactical Dividend and Momentum Fund	865,361	—	18,945	$884,306

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

As of July 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hanlon Managed Income Fund	$—	$—	$—	$(6,524,882)	$(20,154,251)	$—	$2,962,777	$(23,716,356)
Hanlon Tactical Dividend and Momentum Fund	—	—	—	—	(4,170,648)	—	3,392,470	(778,178)

The difference between book basis and tax basis unrealized appreciation/(depreciation), accumulated net investment loss and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Hanlon Managed Income Fund	$6,524,882
Hanlon Tactical Dividend and Momentum Fund	—

At July 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	Expiration	CLCF Utilized
Hanlon Managed Income Fund	$12,780,322	$7,373,929	$20,154,251	$—	$—
Hanlon Tactical Dividend and Momentum Fund	4,170,648	—	4,170,648	—	10,876,367

Permanent book and tax differences, primarily attributable to tax return updates of return of capital distributions from underlying investment companies resulted in reclassifications for the fiscal year ended July 31, 2019 as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Hanlon Managed Income Fund	$(123,901)	$123,901
Hanlon Tactical Dividend and Momentum Fund	—	—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of January 31, 2020, Pershing LLC held 79.49% and 69.07% of the voting securities of the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively, for the benefit of others.

8.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Funds. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At January 31, 2020, each Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Dreyfus Government Cash Management and Milestone Treasury Obligations Fund as shown in the Schedules of Investments. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor. The Funds receive compensation relating to the lending of the Funds’ securities.

The market values of loaned securities and collateral and percentage of total investment income the Funds received from the investment of cash collateral retained by the lending agent, BNY Mellon, were as follows:

	Market Value of	Market Value of	Percentage of Total
Fund	Loaned Securities	Collateral	Investment Income
Hanlon Managed Income Fund	$25,896,095	$26,483,577	2.29%
Hanlon Tactical Dividend and Momentum Fund	$47,614,657	$49,446,389	1.64%

		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Hanlon Managed Income Fund
Description of Liability
Securities lending collateral	$6,667,064	$—	$6,667,064	(1)	$—

Hanlon Tactical Dividend and Momentum Fund
Description of Liability
Securities lending collateral	$$644,083	$—	$644,083	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

The following table sets forth the remaining contractual maturity of the collateral held as of January 31, 2020:

	Remaining Contractual Maturity of the Collateral Held as of January 31, 2020
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Hanlon Managed Income Fund
Dreyfus Government Cash Management	$1,094,664	$—	$—	$—	$1,094,664
Milestone Treasury Obligations Fund	5,572,400	—	—	—	5,572,400
U.S. Government	—	$1,326	$662,787	$19,152,400	$19,816,513
Total securities lending	$6,667,064	$1,326	$662,787	$19,152,400	$26,483,577

	Remaining Contractual Maturity of the Collateral Held as of January 31, 2020
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Hanlon Tactical Dividend and Momentum Fund
Dreyfus Government Cash Management	$144,083	$—	$—	$—	$144,083
Milestone Treasury Obligations Fund	500,000	—	—	—	500,000
U.S. Government	$—	$28,726	$866,069	$47,907,511	$48,802,306
Total securities lending	$644,083	$28,726	$866,069	$47,907,511	$49,446,389

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2020

The fair value of the securities loaned for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund totaled $25,896,095 and $47,614,657 at January 31, 2020, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $6,667,064 and $644,083 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund at January 31, 2020, respectively. These amounts are offset by a liability recorded as “Securities lending collateral.” At January 31, 2020, the Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund had received non-cash collateral of $19,816,513 and $48,802,306.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed and the Fund has adopted these amendments early.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Hanlon Funds
EXPENSE EXAMPLE (Unaudited)
January 31, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 through January 31, 2020.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	8/1/19	1/31/20	Period *	1/31/20	Period *

Hanlon Managed Income Fund – Class A	1.70%	$1,000.00	$1026.60	$ 8.66	$1,016.59	$ 8.62
Hanlon Managed Income Fund – Class C	2.45%	$1,000.00	$1022.60	$12.46	$1,012.82	$12.40
Hanlon Managed Income Fund – Class I	1.45%	$1,000.00	$1027.80	$ 7.39	$1,017.85	$ 7.35
Hanlon Managed Income Fund – Class R	1.85%	$1,000.00	$1026.10	$ 9.42	$1,015.84	$ 9.37
Hanlon Tactical Dividend and Momentum Fund – Class A	1.67%	$1,000.00	$1054.10	$ 8.62	$1,016.74	$ 8.47
Hanlon Tactical Dividend and Momentum Fund – Class C	2.42%	$1,000.00	$1049.40	$12.47	$1,012.97	$12.25
Hanlon Tactical Dividend and Momentum Fund – Class I	1.42%	$1,000.00	$1054.70	$ 7.33	$1,018.00	$ 7.20
Hanlon Tactical Dividend and Momentum Fund – Class R	1.82%	$1,000.00	$1052.50	$ 9.39	$1,015.99	$ 9.22

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3212 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT). Form N-Q and Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-Q and Form N-PORT is available without charge, upon request, by calling 1-844-828-3212.

INVESTMENT ADVISOR
Hanlon Investment Management, Inc.
3393 Bargaintown Road
Egg Harbor Township, NJ 08234

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/8/20

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 4/8/20